Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance		$ 1,033.9	$ 925.1	$ 739.0
Provision charged to income	[1]	2,287.9	2,036.7	1,768.5
Costs incurred/utilization	[1]	(2,184.5)	(1,927.9)	(1,582.4)
Ending balance		1,137.3	1,033.9	925.1
Accrued rebates - Medicaid and HMOs
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance		882.1	806.5	640.5
Provision charged to income	[1]	2,128.0	1,877.7	1,626.6
Costs incurred/utilization	[1]	(2,027.7)	(1,802.1)	(1,460.6)
Ending balance		982.4	882.1	806.5
Sales returns reserve
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance		131.7	97.9	90.5
Provision charged to income	[1]	19.4	60.1	34.5
Costs incurred/utilization	[1]	(22.8)	(26.3)	(27.1)
Ending balance		128.3	131.7	97.9
Accrued coupons
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance		20.1	20.7	8.0
Provision charged to income	[1]	140.5	98.9	107.4
Costs incurred/utilization	[1]	(134.0)	(99.5)	(94.7)
Ending balance		$ 26.6	$ 20.1	$ 20.7

[1]	In the analysis above, due to systems limitations, it is not practical and has not been necessary to break out current versus prior year activity. When applicable, Shire has performed general ledger reviews of sales deduction provisions charged to income, and the utilization of these provisions in subsequent years. Shire has determined that adjustments made in each year as a result of changes to estimates that related to prior year sales, and adjustments made as a result of differences between prior period provisions and actual payments, did not have a material impact on the Company’s financial performance or position either in each individual year, or in the Company’s performance over the reported period.